                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-09975
                                   ---------------------------------------------

                   TT International U.S.A. Feeder Trust
           ---------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

                     200 Clarendon Street, Boston, Massachusetts       02116
           ---------------------------------------------------------------------
                  (Address of principal executive offices)           (Zip code)

                  Investors Bank & Trust Company
                  200 Clarendon Street, Boston, Massachusetts 02116
           ---------------------------------------------------------------------
                  (Name and address of agent for service)

                  with a copy to:

                  Roger P. Joseph, Bingham McCutchen LLP,
                  150 Federal Street, Boston, MA  02110
           ---------------------------------------------------------------------

Registrant's telephone number, including area code:  (44 207) 410-3500
                                                   -----------------------------

Date of fiscal year end:   12/31/2003
                        -----------------------------

Date of reporting period:  06/30/03
                         ----------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)

TT INTERNATIONAL INVESTMENT MANAGEMENT


TT EUROPE MUTUAL FUND


SEMI-ANNUAL REPORT JUNE 30, 2003


[TT INTERNATIONAL LOGO]

                      (This page intentionally left blank)

TABLE OF CONTENTS

To Our Shareholders                                      1
Managers' Discussion and Analysis                        2

TT EUROPE MUTUAL FUND

Statement of Assets and Liabilities                      3
Statement of Operations                                  4
Statements of Changes in Net Assets                      5
Financial Highlights                                     6
Notes to Financial Statements                          7-9

TT EUROPE PORTFOLIO

Schedule of Investments                              10-12
Statement of Assets and Liabilities                     13
Statement of Operations                                 14
Statements of Changes in Net Assets                     15
Notes to Financial Statements                        16-18

                      (This page intentionally left blank)

PRESIDENT'S LETTER

Dear Fellow Shareholder,

I am delighted to present to you the interim report for the TT Europe Portfolio and the TT Europe Mutual Fund.

As at 30th June, 2003 the net assets and performance of the TT Europe Mutual Fund were:

               Net Assets                        US$ 82,001

               Performance:

               TT Europe Mutual Fund^                 12.22%
               MSCI Europe Index*                     11.20%

               ^ PERFORMANCE SHOWN IS THE PERFORMANCE OF THE FUND'S
                 INSTITUTIONAL CLASS SHARES. THE ACTUAL PERFORMANCE OF CLASS 1, CLASS 2 AND CLASS 3 SHARES WOULD HAVE BEEN LOWER BECAUSE EXPENSES OF THOSE CLASSES ARE HIGHER THAN THE EXPENSES OF THE INSTITUTIONAL CLASS. THE TOTAL RETURNS SINCE INCEPTION AND FOR THE PERIOD FROM JUNE 30, 2002 TO JUNE 30, 2003 FOR THE FUND'S INSTITUTIONAL CLASS WERE -17.67% AND 2.15%, RESPECTIVELY.
               * THE PERFORMANCE OF THE INDEX IS PRESENTED WITH GROSS DIVIDENDS
                 REINVESTED AND REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES. THE TOTAL RETURNS SINCE INCEPTION AND FOR THE PERIOD FROM JUNE 30, 2002 TO JUNE 30, 2003 FOR THE INDEX WERE -23.65% AND -4.80%, RESPECTIVELY.

2003 began pretty much where 2002 left off with investor sentiment dominated by geopolitical uncertainty and economic weakness. The build up to war in Iraq turned the first few months into another roller coaster ride for equities and by mid-March many stockmarkets had slumped to new lows for the cycle. Events in the Middle East though appear to have signalled a turning point, at least in the short-term. Markets have bounced sharply since March, more than recouping their losses in Q1, and we are beginning to see signs of stronger economic growth.

Although many commentators doubt the bear market is really over, we are optimistic for the future. Economies are slowly improving, markets are recovering and our investment performance remains impressively strong. Indeed over the past 12 months, while the market - as measured by the MSCI Europe Index
- is still firmly in negative territory, the TT Europe Mutual Fund is up. The fund's return over this period (+2.15%) is nearly 7% ahead of the benchmark (-4.80%*).

TT International is also in very good shape. The depth and experience of our investment team and the flexibility of our process have ensured strong returns through difficult market conditions. Encouraged by this success and a brighter investment outlook we are confident that we can continue to deliver what our clients expect - strong investment returns through authentically active management.

Your confidence and support are much appreciated.

Sincerely,

/s/ David Burnett

DAVID BURNETT
President

TT Europe Mutual Fund

MANAGERS' DISCUSSION AND ANALYSIS

FIRST QUARTER 2003     TT INTL -9.3%^   MSCI EUROPE -9.2%*

     MARKETS
     Market sentiment and price action were dominated by the build up to war in Iraq. Uncertainty over the timing of the conflict together with solvency fears in the insurance sector combined to send stock-markets to new lows. They bounced back strongly in March once it became clear that military action was imminent.

     PORTFOLIO
     Having been relatively cautious in the latter part of last year we used market weakness in the pre-war period to increase the risk profile of the European portfolio on the premise that a quick and decisive conflict would lead to a sharp relief rally. In particular we built substantial positions (both in relative and absolute terms) in Financials, IT and Telecoms. Our Financials position was biased towards banks, although we held a few non-life insurance names. To fund this move we reduced some of our more defensive holdings, particularly oils.

     PERFORMANCE
     The Fund ended marginally behind the MSCI Europe Index. European markets were particularly badly affected by the uncertainty in Q1 and the portfolio suffered as a result. Our equity holdings also underperformed the benchmark because of disappointing stock selection (mainly in Financials, Energy and Materials). Consumer Staples was the best performing sector in relative terms thanks to our holding of Altadis (Spanish Tobacco).

SECOND QUARTER 2003    TT INTL +23.7%^  MSCI EUROPE +22.4%*

     MARKETS
     After the battering that equities endured in Q1, Q2 provided some welcome relief. Markets rebounded following a short and decisive war in Iraq and continued to rally for much of Q2, buoyed by better economic data and greater policy stimulus, before consolidating at quarter-end. Bond market weakness in late June prompted fears that rising yields would choke off the economic recovery and the sell-off spread to equities.

     PORTFOLIO
     The slightly improved growth outlook in Europe meant we were comfortable to maintain our exposure to economically sensitive stocks in the portfolio despite the recent consolidation. In particular we increased our exposure to those areas with gearing to discretionary business spending, such as Media and Industrials and continued to underweight the classic defensive areas of Drugs, Food and Utilities. Bottom-up calls in Germany where valuations are cheap led us to be significantly overweight the country. We remain overweight Financials given the very good value in the sector and scope for positive earnings surprises in the upcoming 2Q/1H reporting season. We don't anticipate the recent rise in bonds yields having much adverse impact on sector profitability and we continue to favour Swiss investment banks.

     PERFORMANCE
     The Fund ended a strong quarter up more than 20% and over 1% ahead of the MSCI Europe Index. Having fallen furthest over Q1 markets in Europe saw the sharpest rises in Q2. The portfolio's strong performance relative to the index was chiefly attributable to stock selection, particularly in Financials. Four of the top five relative winners (and all of the top five absolute winners) were from the sector. Our overweight position in the sector also proved beneficial. Stock selection within Consumer Discretionary was the only significant negative factor.

^ PERFORMANCE SHOWN IS THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES. THE ACTUAL PERFORMANCE OF CLASS 1, CLASS 2 AND CLASS 3 SHARES WOULD HAVE BEEN LOWER BECAUSE EXPENSES OF THOSE CLASSES ARE HIGHER THAN THE EXPENSES OF THE INSTITUTIONAL CLASS.

* THE PERFORMANCE OF THE INDEX IS PRESENTED WITH GROSS DIVIDENDS REINVESTED AND REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES.

TT Europe Mutual Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                                               US$
--------------------------------------------------------------------------------------------------
ASSETS:
Investment in TT Europe Portfolio ("Portfolio"), at value                                   55,289
Receivable from Advisor                                                                     41,227
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                96,516
--------------------------------------------------------------------------------------------------

LIABILITIES:
Trustee fee payable                                                                          3,188
Accrued expenses and other liabilities                                                      11,327
--------------------------------------------------------------------------------------------------
Total liabilities                                                                           14,515
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  82,001
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid in capital                                                                            101,977
Undistributed net investment income                                                          1,284
Accumulated net realized loss on investments                                               (30,315)
Net unrealized appreciation                                                                  9,055
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  82,001
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding (unlimited shares authorized; no par value)       10,259
--------------------------------------------------------------------------------------------------
Net asset value per share (offering and redemption price) - Institutional Class               7.99
--------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                               US$
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest*                                                                                       42
Dividends*^                                                                                  1,444
Expenses*                                                                                     (366)
--------------------------------------------------------------------------------------------------
Total income                                                                                 1,120
--------------------------------------------------------------------------------------------------

EXPENSES:
Legal services                                                                              20,634
Administration fees                                                                         15,447
Blue sky expense                                                                            11,612
Trustees' fees and expenses                                                                 10,017
Custodian fees                                                                               9,190
Audit services                                                                               5,364
Transfer agent fees                                                                          5,107
Printing and postage expense                                                                 4,344
Investment advisory fees                                                                       394
Other Expenses                                                                                 330
--------------------------------------------------------------------------------------------------
Total expenses                                                                              82,439
Less expense waiver and/or reimbursement                                                   (82,439)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                     -
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        1,120
--------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investments*                                                                                (1,352)
Foreign currency transactions and forward foreign currency exchange contracts*                  74
--------------------------------------------------------------------------------------------------
                                                                                            (1,278)
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on:
Investments*                                                                                 9,172
Foreign currency transactions and forward foreign currency exchange contracts*                 (57)
--------------------------------------------------------------------------------------------------
                                                                                             9,115
--------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                      7,837
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         8,957
--------------------------------------------------------------------------------------------------
^Net of foreign taxes withheld                                                                 218
--------------------------------------------------------------------------------------------------
*Allocated from TT Europe Portfolio

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                       JUNE 30, 2003           YEAR ENDED
                                                                         (UNAUDITED)    DECEMBER 31, 2002
                                                                                 US$                  US$
---------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                          1,120                  913
Net realized loss on investments                                              (1,278)             (10,844)
Net change in net unrealized appreciation (depreciation)                       9,115               (1,837)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                8,957              (11,768)
---------------------------------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS:
Net Investment Income                                                              -               (1,254)
---------------------------------------------------------------------------------------------------------
Total dividends                                                                    -               (1,254)
---------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS:
Shares issued on reinvestment of dividends                                         -                1,066
---------------------------------------------------------------------------------------------------------
Net increase in net assets                                                         -                1,066
---------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        8,957              (11,956)
---------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                           73,044               85,000
---------------------------------------------------------------------------------------------------------
End of period*                                                                82,001               73,044
---------------------------------------------------------------------------------------------------------
*Including undistributed net investment income of                              1,284                  164
---------------------------------------------------------------------------------------------------------

CHANGES IN SHARES OUTSTANDING:
Beginning shares outstanding                                                  10,259               10,108
Shares sold                                                                        -                    -
Shares issued on reinvestment of dividends                                         -                  151
Shares redeemed                                                                    -                    -
---------------------------------------------------------------------------------------------------------
                                                                              10,259               10,259
---------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

Institutional Class
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING

                                                                                                                 PERIOD FROM
                                                                                                           FEBRUARY 12, 2001
                                                             SIX MONTHS ENDED                               (COMMENCEMENT OF
                                                                JUNE 30, 2003             YEAR ENDED     OPERATIONS) THROUGH
                                                                  (UNAUDITED)      DECEMBER 31, 2002       DECEMBER 31, 2001
                                                                          US$                    US$                     US$
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                             $      7.12             $     8.41              $    10.00
----------------------------------------------------------------------------------------------------------------------------
Net investment income(1)                                                 0.11                   0.09                    0.14
Net realized and unrealized appreciation (depreciation)                  0.76                  (1.26)                  (1.62)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         0.87                  (1.17)                  (1.48)
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                        -                  (0.12)                  (0.11)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                         -                  (0.12)                  (0.11)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                   $      7.99             $     7.12              $     8.41
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN+                                                           12.22%^               (13.86)%                (14.83)%^

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $        82             $       73              $       85
Gross Expenses (to average daily net assets)                           540.66%*               464.66%                 425.48%*
Net Expenses (to average daily net assets)                               1.00%*                 1.30%                   1.54%*
Net Investment Income (to average daily net assets)                      3.06%*                 1.18%                   1.81%*

As of September 1, 2002 TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of the Fund's average daily net assets for Institutional Class Shares. Absent an earlier modification approved by the Fund's Trustees, this limitation will be in effect until December 31, 2011.

For the period February 12, 2001 (commencement of operations) through August 31, 2002, TTI contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses would not exceed, on a per annum basis, 1.55% of the Fund's average daily net assets.

If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss (to average daily net assets)                     (536.60)%*             (462.17)%               (422.12)%*
Net investment loss per share                                     $    (19.15)            $   (17.59)             $   (32.20)

(1) Computed using average shares outstanding for the period.
+   Total return would have been lower in the absence of waivers.
^   Not annualized.
*   Annualized.

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT Europe Mutual Fund

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     TT Europe Mutual Fund (the "Fund") is a series of TT International U.S.A. Feeder Trust (the "Feeder Trust"). The Feeder Trust is registered under the Investment Company Act of 1940, as a diversified open-end management investment company. The Feeder Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of May 26, 2000.

     The Fund commenced operations on February 12, 2001, offering a single class of shares. The Fund's initial investment of $100,000 was made on February 6, 2001. On September 1, 2002, the Fund established three additional classes of shares known as Class 1 Shares, Class 2 Shares and Class 3 Shares. All shares outstanding on June 30, 2003, were designated as Institutional Class Shares. The Fund is currently accepting purchase orders for Institutional Class Shares and Class 1 Shares. The Fund did not receive purchase orders for Class 1 Shares, and Class 1 Shares did not commence operations, as of June 30, 2003. The Fund is not currently accepting purchase orders for Class 2 Shares or Class 3 Shares.

     The Fund seeks to achieve its investment objective by investing all its assets in TT Europe Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). TT International Investment Management ("TTI") the Portfolio's investment manager, holds 100% of the outstanding shares of the Fund as of June 30, 2003.

     The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1.   SECURITY VALUATION
          The Fund invests all of its assets in the Portfolio, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2003). The method by which the Portfolio values its securities is discussed in
          Note 1 of the Portfolio's Notes to the financial statements, which are included elsewhere in this report.

     2.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION
          The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Portfolio.

     3.   FEDERAL INCOME TAXES
          The Fund intends to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the U.S. Internal Revenue Code of 1986, as amended, and to distribute annually all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2003.

          At December 31, 2002, the Fund has elected to defer to January 1, 2003 post-October capital losses of $115.

          At December 31, 2002, the Fund had capital loss carryforwards available to offset future capital gains, if any, of the following amounts:

          YEAR OF EXPIRATION                                AMOUNT
          --------------------------------------------------------
          2009                                            $ 15,132
          2010                                              12,832

     4.   DISTRIBUTIONS TO SHAREHOLDERS
          Distributions to shareholders from net investment income are declared and distributed annually. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses, will be declared and distributed annually, generally in December. Dividends and other distributions, if any, will automatically be paid in additional shares of the Fund unless the shareholder elects otherwise. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares.

          Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

          Income and capital gain distributions are determined in accordance with U.S. income tax regulations which may differ from generally accepted accounting principles. These temporary and permanent differences are primarily due to losses on wash sale transactions, capital loss carryforwards, post-October loss deferrals, foreign currency gains and losses, passive foreign investment company transactions, and foreign taxes.

     5.   EXPENSES
          For its services under the Management Agreement with respect to the Fund, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to the lesser of (i) 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year or (ii) the difference between 1.50% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment management fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio. For the period from February 12, 2001 (commencement of operations) to July 7, 2002, management fees payable by the Fund, before waivers and reimbursements, were the difference between 1.00% of the Fund's average daily net assets for the Fund's then-current fiscal year and the aggregate investment fees allocated to the Fund for the Fund's then-current fiscal year from the Portfolio.

          For its services under a Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly, at an annual rate equal to 0.50% of the Portfolio's average daily net assets.

          TTI may reimburse the Fund or Portfolio or waive all or a portion of its management fees. As of September 1, 2003, TTI has contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses will not exceed, on a per annum basis, 1.00% of its average daily net assets for Institutional Class shares, 1.25% of its average daily net assets for Class 1 shares, 1.75% of its average daily net assets for Class 2 shares and 2.00% of its average daily net assets for Class 3 shares. Absent an earlier modification approved by the Trustees, this limitation will be in effect until December 31, 2013.

          For the period February 12, 2001 (commencement of operations) through August 31, 2002, TTI contractually agreed to waive certain fees and/or reimburse certain expenses, including management fees, so that the Fund's expenses would not exceed, on a per annum basis, 1.55% of the Fund's average daily net assets.

     6.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
          Quasar Distributors, LLC (the "Distributor") serves as the Fund's distributor.

          The Fund has adopted Rule 12b-1 service plans for its Class 1, Class 2 and Class 3 shares. Under each service plan, the Fund pays the following distribution and/or service fees at an annual rate of the average daily net assets of the Fund attributable to the applicable class:

                                                 CLASS 1    CLASS 2    CLASS 3
                                                  SHARES     SHARES     SHARES
          --------------------------------------------------------------------
          Distribution and/or Service Fees          0.25%      0.75%      1.00%

          Such fees may be used to make payments to the Distributor for distribution services, to third party providers in respect of the sale of shares of the Fund, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor, third party providers and others for providing shareholder service or the maintenance of shareholder accounts.

          In addition to amounts payable under the Management Agreement and the rule 12b-1 service plans between the Feeder Trust and TTI, the Fund is responsible for its own expenses including, among other things, the costs of securities transactions, the compensation of the Board of Trustees (the "Trustees") that are not affiliated with TTI or the Distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums.

TT EUROPE Portfolio

SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                VALUE (NOTE 1)
COMMON STOCKS - 143.56%                             SHARES                 US$
------------------------------------------------------------------------------
FINLAND - 5.19%
COMMUNICATIONS EQUIPMENT - 5.19%
Nokia Oyj                                              174               2,870
------------------------------------------------------------------------------
TOTAL FINLAND                                                            2,870
------------------------------------------------------------------------------

FRANCE - 13.78%
AUTO COMPONENTS - 0.57%
Valeo SA                                                 9                 313
------------------------------------------------------------------------------
AUTOMOBILES - 3.61%
PSA Peugeot Citroen                                     41               1,995
------------------------------------------------------------------------------
BANKS - 4.89%
Credit Agricole SA                                     142               2,703
------------------------------------------------------------------------------
IT CONSULTING & SERVICES - 1.50%
Atos Origin #                                           24                 831
------------------------------------------------------------------------------
MEDIA - 1.02%
Lagardere Groupe                                        13                 566
------------------------------------------------------------------------------
METALS & MINING - 1.46%
Arcelor                                                 69                 805
------------------------------------------------------------------------------
TEXTILES & APPAREL - 0.73%
Christian Dior SA                                       10                 401
------------------------------------------------------------------------------
TOTAL FRANCE                                                             7,614
------------------------------------------------------------------------------

GERMANY - 23.26%
AIRLINES - 2.12%
Deutsche Lufthansa AG                                  100               1,173
------------------------------------------------------------------------------

APPAREL RETAILERS - 2.52%
Puma AG                                                 14               1,393
------------------------------------------------------------------------------
AUTOMOBILES - 1.26%
Bayerische Motoren Werke (BMW) AG                       18                 694
------------------------------------------------------------------------------
CHEMICALS - 3.15%
Bayer AG                                                75               1,741
------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.73%
Commerzbank AG                                          29                 406
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 3.84%
Deutsche Telekom AG - Registered #                     139               2,125
------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.82%
Siemens AG                                              43               2,113
------------------------------------------------------------------------------
INSURANCE - 3.14%
Munich Reinsurance AG - Registered                      17               1,736
------------------------------------------------------------------------------
MACHINERY - 0.95%
Man AG                                                  31                 525
------------------------------------------------------------------------------
PHARMACEUTICALS - 1.73%
Stada Arzneimittel AG                                   15                 956
------------------------------------------------------------------------------
TOTAL GERMANY                                                           12,862
------------------------------------------------------------------------------

GREECE - 3.89%
DIVERSIFIED TELECOMMUNICATIONS - 1.93%
Hellenic Telecommunications Organization                90               1,066
------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.96%
Public Power Corp                                       60               1,083
------------------------------------------------------------------------------
TOTAL GREECE                                                             2,149
------------------------------------------------------------------------------

ITALY - 5.29%
COMMERCIAL BANKS - 0.91%
Banca Popolare Di Bergamo - Credito Varensino           22                 506
------------------------------------------------------------------------------
OIL & GAS - 4.38%
ENI Spa                                                160               2,424
------------------------------------------------------------------------------
TOTAL ITALY                                                              2,930
------------------------------------------------------------------------------

                                                                VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                           SHARES                 US$
------------------------------------------------------------------------------
NETHERLANDS - 12.29%
DIVERSIFIED FINANCIALS - 2.39%
ING Groep NV                                            76               1,323
------------------------------------------------------------------------------
FOOD & DRUG RETAILING - 0.78%
Royal Ahold NV                                          52                 433
------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 4.41%
Royal Philips Electronics NV                           128               2,438
------------------------------------------------------------------------------
OIL & GAS - 4.71%
Royal Dutch Petroleum Co                                56               2,603
------------------------------------------------------------------------------
TOTAL NETHERLANDS                                                        6,797
------------------------------------------------------------------------------

NORWAY - 3.16%
COMMERCIAL BANKS - 3.16%
Gjensidige NOR ASA                                      50               1,747
------------------------------------------------------------------------------
TOTAL NORWAY                                                             1,747
------------------------------------------------------------------------------

PORTUGAL - 1.92%
DIVERSIFIED TELECOMMUNICATIONS - 1.92%
Portugal Telecom, SGPS, SA                             148               1,062
------------------------------------------------------------------------------
TOTAL PORTUGAL                                                           1,062
------------------------------------------------------------------------------

SPAIN - 9.75%
COMMERCIAL BANKS - 2.71%
Banco Santander Central Hispano SA                     171               1,501
------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.99%
Indra Sistemas SA                                      108               1,099
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 1.39%
ACS, Actividades de Construction y Servicios SA         18                 769
------------------------------------------------------------------------------
MULTI-UTILITIES - 1.57%
Iberdrola SA                                            50                 867
------------------------------------------------------------------------------
TOBACCO - 2.09%
Altadis SA                                              45               1,155
------------------------------------------------------------------------------
TOTAL SPAIN                                                              5,391
------------------------------------------------------------------------------

SWITZERLAND - 18.50%
BANKS - 10.62%
Credit Suisse Group                                    134               3,533
UBS AG - Registered                                     42               2,340
------------------------------------------------------------------------------
                                                                         5,873
------------------------------------------------------------------------------
FOOD PRODUCTS - 4.86%
Nestle SA - Registered                                  13               2,687
------------------------------------------------------------------------------
INSURANCE - 3.02%
Zurich Financial Services AG #                          14               1,672
------------------------------------------------------------------------------
TOTAL SWITZERLAND                                                       10,232
------------------------------------------------------------------------------

UNITED KINGDOM - 46.53%
BANKS - 22.73%
Abbey National PLC                                     203               1,579
HBOS PLC                                               256               3,320
HSBC Holdings PLC                                      335               3,965
Royal Bank Of Scotland Group PLC                        56               1,574
Standard Chartered PLC                                 175               2,129
------------------------------------------------------------------------------
                                                                        12,567
------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 1.98%
3i Group PLC                                           117               1,093
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS - 2.10%
mmO2 PLC #                                           1,240               1,163
------------------------------------------------------------------------------
INSURANCE - 1.02%
Royal & Sun Alliance Insurance Group PLC               246                 564
------------------------------------------------------------------------------
MEDIA - 2.29%
British Sky Broadcasting Group PLC #                   114               1,265
------------------------------------------------------------------------------
METALS & MINING - 5.37%
Anglo American PLC                                      92               1,407
Xstrata PLC                                            235               1,564
------------------------------------------------------------------------------
                                                                         2,971
------------------------------------------------------------------------------
PHARMACEUTICALS - 4.58%
Astrazeneca PLC                                         63               2,531
------------------------------------------------------------------------------

                                                                VALUE (NOTE 1)
COMMON STOCKS (CONTINUED)                           SHARES                 US$
------------------------------------------------------------------------------
UNITED KINGDOM (continued)
TOBACCO - 0.78%
British American Tobacco PLC                            38                 432
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES - 5.68%
Vodafone Group PLC                                   1,604               3,142
------------------------------------------------------------------------------
TOTAL UNITED KINGDOM                                                    25,728
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(cost $70,311)                                                          79,382
------------------------------------------------------------------------------

TOTAL INVESTMENTS - 143.56%
(COST $70,311)                                                          79,382
LIABILITIES
IN EXCESS OF OTHER ASSETS (43.56%)                                     (24,088)
------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                55,294
------------------------------------------------------------------------------

# Non-income producing security.

TT EUROPE Portfolio

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                           US$
------------------------------------------------------------------------------
ASSETS:
Investments, at value*                                                  79,382
Cash                                                                       632
Foreign currency**                                                       1,037
Dividends and interest receivable                                          180
Recoverable foreign taxes                                                   45
------------------------------------------------------------------------------
Total assets                                                            81,276
------------------------------------------------------------------------------

LIABILITIES:
Payable for investments purchased                                          629
Payable for investment advisory fees                                        31
Accrued expenses and other liabilities                                  25,322
------------------------------------------------------------------------------
Total liabilities                                                       25,982
------------------------------------------------------------------------------
NET ASSETS                                                              55,294
------------------------------------------------------------------------------
* Cost of Investments                                                   70,311
------------------------------------------------------------------------------
** Cost of Foreign Currency                                              1,041
------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EUROPE Portfolio

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                            US$
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                              42
Dividend income*                                                                          1,444
-----------------------------------------------------------------------------------------------
Total income                                                                              1,486
-----------------------------------------------------------------------------------------------

EXPENSES:
Accounting and custody fees                                                              59,068
Administration fees                                                                      31,114
Audit fees                                                                               10,233
Trustees' fees and expenses                                                               9,852
Investment advisory fee                                                                     155
Legal services                                                                            3,155
Printing and postage expense                                                              1,991
-----------------------------------------------------------------------------------------------
Total expenses                                                                          115,568
Less expense waiver and/or reimbursement                                               (115,173)
-----------------------------------------------------------------------------------------------
Net expenses                                                                                395
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     1,091
-----------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/loss on:
Investment security transactions                                                         (1,353)
Foreign currency transactions and forward foreign currency exchange contracts                74
-----------------------------------------------------------------------------------------------
                                                                                         (1,279)
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation/(depreciation) on:
Investment securities                                                                     9,174
Foreign currency transactions and forward foreign currency exchange contracts               (57)
-----------------------------------------------------------------------------------------------
                                                                                          9,117
-----------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                   7,838
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      8,929
-----------------------------------------------------------------------------------------------
* Net of foreign taxes withheld                                                             218
-----------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EUROPE Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                         JUNE 30, 2003          YEAR ENDED
                                                                           (UNAUDITED)   DECEMBER 31, 2002
                                                                                   US$                 US$
----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                            1,091                 843
Net realized loss                                                               (1,279)            (10,849)
Net change in unrealized appreciation/(depreciation)                             9,117              (1,832)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  8,929             (11,838)
----------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Contributions                                                                   50,992             133,775
Withdrawals                                                                    (47,956)           (211,034)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions                  3,036             (77,259)
----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                         11,965             (89,097)
----------------------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                                             43,329             132,426
----------------------------------------------------------------------------------------------------------
End of period                                                                   55,294              43,329
----------------------------------------------------------------------------------------------------------

                      SEE NOTES TO THE FINANCIAL STATEMENTS

TT EUROPE Portfolio

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)

A.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     TT Europe Portfolio (the "Portfolio") is a series of TT International U.S.A. Master Trust (the "Portfolio Trust"). The Portfolio Trust is registered under the Investment Company Act of 1940, as an open-end management investment company. The Portfolio Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated as of May 26, 2000. The Portfolio commenced operations on February 12, 2001. The TT Europe Mutual Fund held 99.9% of the Portfolio as of June 30, 2003.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     1.   SECURITY VALUATION
          The equity securities of the Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Portfolio Board of Trustees.

     2.   SECURITY TRANSACTIONS AND INCOME RECOGNITION
          Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Premium and discount on securities purchased are amortized as a component of interest income using a constant yield to maturity method.

     3.   FEDERAL INCOME TAXES
          The Portfolio intends to qualify as a partnership for U.S. federal income tax purposes. The Portfolio therefore believes that it will not be subject to any U.S. federal income tax on its income and net realized capital gains (if any). However, each investor in the Portfolio will be subject to U.S. federal taxation on its allocable share of the Portfolio's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the U.S. Internal Revenue Code of 1986 (the "Code").

          It is intended that the Portfolio's assets, income and allocations will be managed in such as way that a regulated investment company investing in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Portfolio.

          Differences in the book and tax components of the Portfolio consist of foreign currency gains and losses, passive foreign investment company transactions, losses on wash sale transactions, capital loss carryforwards, and post-October loss deferrals. The effect of these temporary differences on each of the Portfolio's feeder funds will depend on the proportions of the Portfolio held by each feeder fund at the time of the reversal.

     4.   FOREIGN SECURITIES
          Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

          Since foreign securities often trade in currencies other than U.S. dollars, changes in currency exchange rates will affect the Portfolio's net assets, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the U.S. dollar exchange rate relative to these other currencies will adversely affect the value of the Portfolio. In addition, some foreign currency values may be volatile and there is the possibility of government controls on currency exchanges or government intervention in currency markets. Controls or intervention could limit or prevent the Portfolio from realizing value in U.S. dollars from its investment in foreign securities.

     5.   FOREIGN CURRENCY TRANSLATION
          For financial reporting purposes, the Portfolio does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for financial reporting and federal income tax purposes the Portfolio does isolate and treat as ordinary income the effect of changes in foreign exchange rates on currency, currency contracts and payables and receivables arising from trade date and settlement date differences.

          As of June 30, 2003, the Portfolio had no open forward foreign currency exchange contracts outstanding.

B.   INVESTMENT ADVISORY AGREEMENT
     Pursuant to a Management Agreement with the Portfolio Trust, TT International Investment Management ("TTI") provides investment guidance and policy direction in connection with the management of the Portfolio's assets. For its services under the Management Agreement with respect to the Portfolio, TTI is entitled to receive fees, which are computed daily and paid monthly at an annual rate equat to 0.50% of the Portfolio's average net assets. Please see Note 5 of the Europe Mutual Fund notes to financial statements for additional information with respect to management fee reimbursements.

C.   SECURITY TRANSACTIONS
     Purchases and sales of investments, exclusive of short-term securities, for the Portfolio for the six months ended June 30, 2003, were as follows:

     COST OF PURCHASES                                     PROCEEDS FROM SALES
     US$                                                                   US$
     -------------------------------------------------------------------------
     50,146                                                             47,192

     At June 30, 2003 the Portfolio's aggregate unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

                               UNREALIZED       UNREALIZED      NET UNREALIZED
     TAX COST                APPRECIATION     DEPRECIATION        APPRECIATION
     US$                              US$              US$                 US$
     -------------------------------------------------------------------------
     70,311                         9,407             (336)              9,071

D.   FINANCIAL HIGHLIGHTS
     The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Portfolio are as follows:

                                            SIX MONTHS                                          FOR THE
                                                 ENDED              YEAR ENDED             PERIOD ENDED
                                         JUNE 30, 2003       DECEMBER 31, 2002       DECEMBER 31, 2001*
     --------------------------------------------------------------------------------------------------
     Ratio of expenses                            1.27%+                  1.43%                    1.36%+
     Ratio of gross expenses                    371.78%+                239.81%                  190.42%+
     Ratio of net investment income               3.51%+                  1.12%                    1.60%+
     Portfolio Turnover                             68%^                   179%                     227%
     Total Return                                11.95%^                (13.99)%                 (14.65)%^

* For the period February 12, 2001 (commencement of operations) through December 31, 2001.
+  Annualized.
^  Not annualized.

                      (This page intentionally left blank)

[TT INTERNATIONAL LOGO]

                                  Martin House
                               5 Martin House Lane
                                 London EC4R 0DP
                             Tel: (+44 20) 7410 3500
                             Fax: (+44 20) 7410 3509

ITEM 2. CODE OF ETHICS.

        Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

        (a)(1) Code of Ethics Described in Item 2: Not applicable.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              TT International U.S.A. Feeder Trust

By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.


By (Signature and Title):        /s/ David J.S. Burnett
                          --------------------------------------
                          David J.S. Burnett, President
                          (Principal Executive Officer)

                          Date  September 2, 2003
                              ----------------------------------


By (Signature and Title):        /s/ Graham Barr
                          --------------------------------------
                          Graham Barr, Treasurer (Principal Financial Officer)

                          Date        September 2, 2003
                              ----------------------------------